Employee Benefits - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Total expense of Employee benefits plans	₨ 19,227	₨ 17,623	₨ 16,074
Provident Fund Obligation [member]
Disclosure of defined benefit plans [line items]
Total expense of provident fund	6,265	5,941	3,578
Defined contribution plans [Member]
Disclosure of defined benefit plans [line items]
Total expense of Employee benefits plans	9,969	9,000	9,822
Cash Settled RSU [Member]
Disclosure of defined benefit plans [line items]
Cash settled	₨ 6	(11)	₨ 54
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption	₨ (1,436)	(1,288)
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption	₨ 1,649	1,469
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption	₨ 1,118	986
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption	₨ (1,051)	₨ (934)